Equity - Summary of Share Capital (Detail) - shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Feb. 05, 2021
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	33,765,967	33,151,881	33,151,881
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	33,765,967	33,151,881		9,511,075